Business Combinations - Schedule of the Purchase Price Allocation (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Dec. 01, 2025 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of detailed information about business combination [line items]
Goodwill	₨ 387,399	$ 4,129		₨ 325,014	₨ 316,002
Aggne [Member]
Disclosure of detailed information about business combination [line items]
Net assets					194
Fair value of property, plant and equipment					374
Fair value of right-of-use assets					33
Fair value of customer-related intangibles					556
Fair value of marketing-related intangibles					390
Deferred tax liabilities on intangible assets					(367)
Total identifiable assets					1,180
Goodwill					4,817
Share of non-controlling interests					(472)
Total purchase price					5,525
Cash and cash equivalents					153
Fair value of acquired trade receivables included in net assets					113
Gross contractual amount of acquired trade receivables					113
Less: Allowance for lifetime expected credit loss					0
Transaction costs					₨ 31
AVT [Member]
Disclosure of detailed information about business combination [line items]
Net assets				166
Fair value of property, plant and equipment				9
Fair value of customer-related intangibles				1,896
Deferred tax liabilities on intangible assets				(566)
Total identifiable assets				1,505
Goodwill				1,331
Total purchase price				2,836
Cash and cash equivalents				113
Fair value of acquired trade receivables included in net assets				215
Gross contractual amount of acquired trade receivables				215
Less: Allowance for lifetime expected credit loss				0
Transaction costs				₨ 45
Harman - Digital Transformation Solutions (DTS) [Member]
Disclosure of detailed information about business combination [line items]
Net assets	2,996
Fair value of property, plant and equipment	383
Fair value of right-of-use assets	1,062
Fair value of customer-related intangibles	5,644
Fair value of marketing-related intangibles	1,109
Deferred tax liabilities on intangible assets	(1,915)
Total identifiable assets	9,279
Goodwill	24,765
Total purchase price	34,044		₨ 34,044
Cash and cash equivalents	8,011
Fair value of acquired trade receivables included in net assets	3,066
Gross contractual amount of acquired trade receivables	3,225
Less: Allowance for lifetime expected credit loss	(159)
Transaction costs	₨ 230